Bank loans	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Bank loans

13 Bank loans

The bank loans as of December 31, 2025 and June 30, 2026 are set out below:

2025

Bank loans	Currency	Period	Interest	Carrying amount (S$)	Carrying amount (US$)
Secured variable rate bank loan[1]	SGD	2025 - 2026	1.75% + 3 months compounded SORA per annum on monthly rests	750,000	583,249
				750,000	583,249

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS

13 Bank loans (cont’d)

The bank loans as of December 31, 2025 and June 30, 2026 are set out below (cont’d):

2026

Bank loans	Currency	Period	Interest	Carrying amount (S$)	Carrying amount (US$)
Secured variable rate bank loan[1]	SGD	2025 - 2026	1.75% + 3 months compounded SORA per annum on monthly rests	750,000	579,553
Invoice Financing	SGD	2026 - 2026	0.25% + 1 month compounded SORA per annum on monthly rests	524,311	405,155
				1,274,311	984,708

[1]	The secured variable-rate bank loan is secured by a fixed deposit of S$1,000,000, included in restricted cash.

December 31, 2025 (All amounts in S$)

Bank loans	Carrying amount	Within six months	2026	2027	2028	2029	Thereafter
Secured variable rate bank loan	750,000	-	750,000	-	-	-	-

June 30, 2026 (All amounts in S$)

Bank loans	Carrying amount	Within six months	2027	2028	2029	2030	Thereafter
Secured variable rate bank loan	750,000	750,000	-	-	-	-	-
Invoice Financing	524,311	524,311	-	-	-	-	-

June 30, 2026 (All amounts in US$)

Bank loans	Carrying amount	Within six months	2027	2028	2029	2030	Thereafter
Secured variable rate bank loan	579,553	579,553	-	-	-	-	-
Invoice Financing	405,155	405,155	-	-	-	-	-

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS